EGA EMERGING GLOBAL SHARES TRUST

Supplement dated February 4, 2014 to the Statement of Additional Information dated July 29, 2013, for EGShares Low Volatility Emerging Markets Dividend ETF (Ticker: HILO)

Effective February 3, 2014, the EGShares Low Volatility Emerging Markets Dividend ETF revised its investment objective to seek investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Emerging All Cap ex Taiwan Low Volatility Dividend Index.

The following replaces in its entirety the information appearing under “DISCLAIMER”:

“Each Underlying Index, except the FTSE Emerging All Cap ex Taiwan Low Volatility Dividend Index, is a product of INDXX, LLC (“INDXX”), and have been licensed for use (the “INDXX Underlying Indices”). “INDXX” and the INDXX Underlying Indices are service marks of INDXX and have been licensed for use for certain purposes by EGA.

All rights in the FTSE Emerging All Cap ex Taiwan Low Volatility Dividend Index vest in FTSE.  “FTSE®” is a trade mark of the London Stock Exchange Group Companies and is used by FTSE under license.

EGA’s Funds based on the INDXX Underlying Indices are not sponsored, endorsed, sold or promoted by INDXX or its respective affiliates, and INDXX makes no representation regarding the advisability of trading in such product(s). Except as set forth below, INDXX and its respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of INDXX and of the INDXX Underlying Indices which is determined, composed and calculated by INDXX without regard to EGA or the Funds. INDXX calculates the intraday indicative value with respect to the Funds as a calculation service provider to EGA. The intraday indicative value with respect to the Funds is calculated based on a formula and INDXX exercises no discretion and otherwise has no input as to the pricing of the Funds. INDXX is not responsible for and (except as expressly provided in the preceding sentence) has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. INDXX has no obligation to take the needs of EGA or the owners of the Funds into consideration in determining, composing or calculating INDXX Underlying Indices. INDXX and its respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. INDXX and its respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, INDXX and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by EGA, but which may be similar to and competitive with the Funds. In addition, INDXX and its affiliates may trade financial products which are linked to the performance of the INDXX Underlying Indices. It is possible that this trading activity will affect the value of the INDXX Underlying Indices and the Funds.

INDXX AND ITS RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDXX UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN AND INDXX AND ITS RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS,

OR INTERRUPTIONS THEREIN. INDXX AND ITS RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY EGA, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDXX UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN. INDXX AND ITS RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDXX UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDXX OR ITS RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN INDXX AND EGA, OTHER THAN THE LICENSORS OF INDXX INDEXES.

The EGShares Low Volatility Emerging Markets Dividend ETF is not in any way sponsored, endorsed, sold or promoted by FTSE or the London Stock Exchange Group Companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Emerging All Cap ex Taiwan Low Volatility Dividend Index (upon which the EGShares Low Volatility Emerging Markets Dividend ETF is based), (ii) the figure at which the FTSE Emerging All Cap ex Taiwan Low Volatility Dividend Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the FTSE Emerging All Cap ex Taiwan Low Volatility Dividend Index for the purpose to which it is being put in connection with the EGShares Low Volatility Emerging Markets Dividend ETF.  None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the FTSE Emerging All Cap ex Taiwan Low Volatility Dividend Index to EGA or to its clients.  The FTSE Emerging All Cap ex Taiwan Low Volatility Dividend Index is calculated by FTSE or its agent.  None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.”